                            U.S. SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                          FORM 24F-2
                               ANNUAL NOTICE OF SECURITIES SOLD
                                    PURSUANT TO RULE 24F-2

1.       Name and address of issuer:

         The Hudson River Trust
         1345 Avenue of the Americas
         New York, NY  10105

2.       Name of each series or class of funds for which this notice is filed:

         Aggressive Stock Portfolio (Class IA and Class IB)
         Balanced Portfolio (Class IA)
         Common Stock Portfolio (Class IA and Class IB)
         Conservative Investors Portfolio (Class IA)
         Equity Index Portfolio (Class IA)
         Global Portfolio (Class IA and Class IB)
         Growth and Income Portfolio (Class IA)
         Growth Investors Portfolio (Class IA and Class IB)
         High Yield Portfolio (Class IA and Class IB)
         Intermediate Government Securities Portfolio (Class IA)
         International Portfolio (Class IA)
         Money Market Portfolio (Class IA and Class IB)
         Quality Bond Portfolio (Class IA)

3.       Investment Company Act File Number:

         811-04185

         Securities Act File Number:

         2-94996

4.       Last day of fiscal year for which this notice is filed:

         December 31, 1996

5. Check the box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before
         termination of the issuer's 24f-2 declaration:                     [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

         Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None

9. Number and aggregate sale price of securities sold during the fiscal year:

         $ 77,939,143*

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         214,884,404  ($77,939,143*)

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

         Not Applicable

12.      Calculation of registration fee:

   (i)   Aggregate sale price of securities sold during the
         fiscal year in reliance on rule 24f-2 (from Item 10):      $77,939,143
                                                                    -----------

   (ii)  Aggregate price of shares issued in connection with
         dividend reinvestment plans (from Item 11, if applicable):      + -0-
                                                                    -----------

   (iii) Aggregate price of shares redeemed or repurchased during
         the fiscal year (if applicable):                                - -0-
                                                                    -----------

   (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
         to rule 24e-2 (if applicable):                                  + -0-
                                                                    -----------

   (v)   Net aggregate price of securities sold and issued during
         the fiscal year in reliance on rule 24f-2 [line (i), plus
         line (ii), less line (iii), plus line (iv)]
         (if applicable):                                            77,939,143
                                                                    -----------

   (vi)  Multiplier prescribed by Section 6(b) of the Securities
         Act of 1933 or other applicable law or regulation (see
         instruction C.6):                                                  1
                                                                         ------
                                                                         x 3300
                                                                    -----------

   (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:     $23,617.92
                                                                    ===========


Instruction: Issuers should complete line (ii), (iii), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

-------------
* Does not include shares sold to separate accounts, the interests in which are registered for sale under the Securities Act of 1933, as amended, and with respect to which fees have been or will be paid, in accordance with Instructions B.5 and C.4 to Form 24F-2.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                            [X]


Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         March 3, 1997

                                   SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)* ANDREW GANGOLF
                          --------------------
                          Assistant Secretary
                          --------------------

Date: March 3, 1997
      -------------


*Please print the name and title of the signing officer below the signature.

                   [Ropes & Gray Letterhead]



The Hudson River Trust                               March 3, 1997



         WRITER'S DIRECT DIAL NUMBER:  (617) 951-7000





                                                     March 3, 1997



The Hudson River Trust
1345 Avenue of the Americas
New York, New York 10105

Gentlemen:

         You have informed us that you intend to file a notice on Form 24F-2 (the "Notice") with the Securities and Exchange Commission (the "Commission") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, making definite the registration of 214,884,404 shares of beneficial interest, $0.00001 par value (the "Shares"), of your Aggressive Stock Portfolio, Balanced Portfolio, Common Stock Portfolio, Conservative Investors Portfolio, Equity Index Portfolio, Global Portfolio, Growth and Income Portfolio, Growth Investors Portfolio, High Yield Portfolio, Intermediate Government Securities Portfolio, International Portfolio, Money Market Portfolio and Quality Bond Portfolio (each, a "Fund") sold in reliance upon the Rule during your fiscal year ended December 31, 1996. We understand that the Shares do not include shares issued pursuant to reinvestment of dividends and that the fee accompanying the Notice does not take into account
(i) those reinvestment shares, (ii) a deduction for shares redeemed during said fiscal year, or (iii) shares of beneficial interest of the Funds sold to separate accounts, the interests in which are registered for sale under the Securities Act of 1933, as amended, and fees with respect to which have been or will be paid.

         We have examined your Agreement and Declaration of Trust as on file at the office of the Secretary of State of The Commonwealth of Massachusetts. We are familiar with the actions taken by your Trustees to authorize the issue and sale from time to time of your Shares of beneficial interest. We have assumed for purposes of this opinion that all necessary action has been taken to create each of the Funds. We also have assumed that upon the issuance of the Shares, the Trust will receive the net asset value thereof, which in all cases will at least be equal to the par value thereof. We have also examined a copy of your Bylaws and such other documents as we have deemed necessary for the purposes of this opinion.

The Hudson River Trust                               March 3, 1997


         Based on the foregoing, we are of the opinion that the Shares have been duly authorized and validly issued and are fully paid and nonassessable.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that the notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees.

         We consent to this opinion accompanying the Notice.

                                                              Very truly yours,


                                                              Ropes & Gray